December 12, 2018

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 6 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose for this filing is to add three new funds to the Trust: Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and the Tactical Growth Allocation Fund.

If you have any questions, please contact Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla